REINSURANCE AGREEMENTS - Premiums (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Direct premiums	$ 873	$ 908	$ 903
Reinsurance assumed	219	210	213
Reinsurance ceded	(578)	(585)	(586)
Premiums	514	533	530
Universal Life and Investment-type Product Policy Fee Income Ceded	234	221	210
Policyholders' Benefits Ceded	$ 667	$ 510	$ 536